Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Amortization	$ 0.1	$ 0.2
Estimated future amortization expense for the remainder	0.4	0.4
Recognize annual amortization	$ 0.5	$ 0.5
Identifiable intangible assets, net